Supplement to the

Fund	Class I	Class II	Class III	Class IV	Institutional Class	Select Class
Government Portfolio	FIGXX	FCVXX	FCGXX			FGEXX
Money Market Portfolio	FMPXX	FCIXX	FCOXX		FNSXX	FMYXX
Prime Money Market Portfolio	FIDXX	FDOXX	FCDXX	FDVXX	FIPXX	FDIXX
Tax-Exempt Portfolio	FTCXX	FEXXX	FETXX			FSXXX
Treasury Only Portfolio	FSIXX	FOXXX	FOIXX	FOPXX		FTYXX
Treasury Portfolio	FISXX	FCEXX	FCSXX	FTVXX		FTUXX

Funds of Fidelity Colchester Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 28.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Government Portfolio	none	none
Money Market Portfolio	over $100,000	$10,001 - $50,000
Prime Money Market Portfolio	none	none
Tax-Exempt Portfolio	none	none
Treasury Only Portfolio	none	none
Treasury Portfolio	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson	Michael E. Kenneally
Government Portfolio	none	none	none	none
Money Market Portfolio	none	$10,001 - $50,000	none	none
Prime Money Market Portfolio	none	none	none	none
Tax-Exempt Portfolio	none	none	none	none
Treasury Only Portfolio	none	none	none	none
Treasury Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Government Portfolio	none	none	none
Money Market Portfolio	none	none	none
Prime Money Market Portfolio	none	none	none
Tax-Exempt Portfolio	none	none	none
Treasury Only Portfolio	none	none	none
Treasury Portfolio	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
IMMB-14-01  December 16, 2014
1.480584.121

Supplement to the

Fidelity® Institutional Money Market Funds

Government Portfolio Institutional Class (FRGXX), Treasury Only Portfolio Institutional Class (FRSXX),
and Treasury Portfolio Institutional Class (FRBXX)

Funds of Fidelity Colchester Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 6, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 23.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Government Portfolio	none	none
Treasury Only Portfolio	none	none
Treasury Portfolio	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson	Michael E. Kenneally
Government Portfolio	none	none	none	none
Treasury Only Portfolio	none	none	none	none
Treasury Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Government Portfolio	none	none	none
Treasury Only Portfolio	none	none	none
Treasury Portfolio	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
IMMIB-14-01  December 16, 2014
1.9862944.100

Supplement to the

Money Market Portfolio

Class F (FMMXX)

A Fund of Fidelity Colchester Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 23.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Money Market Portfolio	over $100,000	$10,001 - $50,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson	Michael E. Kenneally
Money Market Portfolio	none	$10,001 - $50,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Money Market Portfolio	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
IMM-FB-14-01  December 16, 2014
1.913479.103